Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Revenues
Products	$ 349	$ 9,514	$ 1,249	$ 30,750
Services	365	1,539	1,700	6,744
Total Revenues	714	11,053	2,949	37,494
Cost of Revenues
Products	230	8,426	676	26,394
Services	271	980	981	4,195
Total Cost of Revenues	501	9,406	1,657	30,589
Gross Profit	213	1,647	1,292	6,905
Operating Expenses
Research and development	10	223	168	745
Sales and marketing	356	860	1,488	3,605
General and administrative	1,403	2,140	3,947	6,307
Amortization of intangibles	751	519	1,789	1,558
Impairment of goodwill		7,805		7,805
Total Operating Expenses	2,520	11,547	7,392	20,020
Loss from Operations	(2,307)	(9,900)	(6,100)	(13,115)
Other Income (Expenses)
Interest expense	(29)	(442)	(764)	(1,403)
Other income, net	(72)	597	1,465	599
Total Other Income (Expense)	(101)	155	701	(804)
Net Loss	$ (2,408)	$ (9,745)	$ (5,399)	$ (13,919)
Net Loss per share - basic and diluted	$ (0.08)	$ (0.35)	$ (0.19)	$ (0.49)
Weighted Average Shares Outstanding - basic and diluted	28,534,396	28,208,310	28,318,200	28,208,310